THE ADVISORS' INNER CIRCLE FUND

                        LSV CONSERVATIVE CORE EQUITY FUND

                       SUPPLEMENT DATED SEPTEMBER 3, 2008
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Prospectus is hereby amended and supplemented as follows:

On page 8 of the Prospectus, the following replaces the table under the heading "Fund Codes":

Fund Name                            Trading Symbol      CUSIP        Fund Code
LSV Conservative Core Equity Fund       LSVPX           0075W0668       1501

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 LSV-SU-003-0100

                         THE ADVISORS' INNER CIRCLE FUND

                       LSV CONSERVATIVE VALUE EQUITY FUND

                       SUPPLEMENT DATED SEPTEMBER 3, 2008
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On page 8 of the Prospectus, the following replaces the table under the heading "Fund Codes":

Fund Name                            Trading Symbol      CUSIP        Fund Code
LSV Conservative Value Equity Fund      LSVVX           0075W0676        1502

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 LSV-SU-004-0100

                         THE ADVISORS' INNER CIRCLE FUND

                              LSV VALUE EQUITY FUND

                       SUPPLEMENT DATED SEPTEMBER 3, 2008
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On page 8 of the Prospectus, the following replaces the table under the heading "Fund Codes":

Fund Name                            Trading Symbol      CUSIP        Fund Code
LSV Value Equity Fund                    LSVEX          00758M634       1500

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 LSV-SU-005-0100